Loans Payable	12 Months Ended
Dec. 31, 2023
Loans Payable [Abstract]
Loans Payable

Note 10. Loans payable

At December 31, 2023 and 2022, loans payable consisted of the following:

	As of December 31,
	2023	2022
Hire purchases – Motor Vehicle	$248,768	$286,329
Term loan I	154,195	594,070
Term loan II	147,697	1,028,645
Short-term loan	166,533	175,783
	717,193	2,084,827
Less current portion	(512,435)	(1,611,069)
Long-term loans payable	$204,758	$473,758

On August 27, 2020, the Company acquired a motor vehicle pursuant to a hire purchase financing arrangement.

The Company has booked interest expense on the loans of $241,890, $237,505 and $25,992 for the years ended December 31, 2023, 2022 and 2021, respectively.

On September 23, 2021, the Company entered into an unsecured term loan agreement (“Term loan I”) with a third party and obtained a loan facility in the amount of $1.0 million with a maturity date 30 months from September 24, 2021. The loan bears an interest rate of 6% per annum on the initial facility amount.

On January 6, 2022, the Company entered into an unsecured term loan agreement (“Term loan II”) with a third party and obtained a loan facility in the amount of $1.5 million with a maturity date 24 months from February 19, 2022. The loan bears an interest rate of 6% per annum on the initial facility amount.

On December 12, 2022, the Company entered into a loan agreement (“Short-term loan”) with a third party whereby the Company borrowed $0.2 million with the sole purpose to make payment to the Company’s suppliers in the People’s Republic of China (“PRC”). The loan is unsecured and bears an 0% interest rate. The loan is due in three months from the payment made by the lender on behalf to the Company’s supplier date. On March 13, 2023, the loan was extended to May 30, 2023 with the same terms and conditions. On October 2, 2023, the loan was extended to December 31, 2023 with the same terms and conditions. On March 8, 2024, the loan was further extended to May 31,2024 with the same terms and conditions.

Hire Purchases

Future minimum lease payments under hire purchases that have initial non-cancellable lease terms in excess of one year as of December 31, 2023 were as follows:

Finance leases
Year Ended December 31,
2024	$55,681
2025	55,681
2026	55,681
2027	50,024
2028	42,143
Thereafter	24,584
283,794
Less: Imputed interest	(35,026)
Hire purchases liabilities	248,768

Hire purchases liabilities – current	$44,010
Hire purchases liabilities – non-current	$204,758